Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 1, 2011
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

Aberdeen Global Financial Services Fund (Prospectus Summary): | Aberdeen Global Financial Services Fund
Aberdeen Global Financial Services Fund

Aberdeen Funds

Supplement to the Aberdeen Funds’ Statutory Prospectus dated February 28, 2011, as supplemented.

On page 29 of the Statutory Prospectus that includes the Global Financial Services Fund, all references to the Global Financial Services Fund being non-diversified are deleted.

The “Portfolio Holdings Disclosure” section of each Statutory Prospectus is replaced with the following:

Portfolio Holdings Disclosure - Each Fund posts on the Trust’s internet site, www.aberdeen-asset.us, substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 7 business days after the end of the previous month for equity funds and 15 business days after the end of the previous month for fixed income funds. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

THIS SUPPLEMENT IS DATED July 1, 2011.

Please keep this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Aberdeen Global Financial Services Fund (Prospectus Summary): | Aberdeen Global Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Financial Services Fund
Supplement Text	ck0001413594_SupplementTextBlock

Aberdeen Funds

Supplement to the Aberdeen Funds’ Statutory Prospectus dated February 28, 2011, as supplemented.

On page 29 of the Statutory Prospectus that includes the Global Financial Services Fund, all references to the Global Financial Services Fund being non-diversified are deleted.

The “Portfolio Holdings Disclosure” section of each Statutory Prospectus is replaced with the following:

Portfolio Holdings Disclosure - Each Fund posts on the Trust’s internet site, www.aberdeen-asset.us, substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 7 business days after the end of the previous month for equity funds and 15 business days after the end of the previous month for fixed income funds. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

THIS SUPPLEMENT IS DATED July 1, 2011.

Please keep this supplement for future reference.